RISK MANAGEMENT - Concentrations of credit risk - Concentration by sector (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 188,313,361	$ 231,573,437
Loan portfolio [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 188,313,361	$ 231,573,437
Loans and Receivables, Percentage	100.00%	100.00%
Loan portfolio [member] | Consumer services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 84,466,684	$ 112,664,061
Loans and Receivables, Percentage	44.80%	48.70%
Loan portfolio [member] | Commercial services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 42,542,019	$ 47,289,524
Loans and Receivables, Percentage	22.60%	20.40%
Loan portfolio [member] | IFRS Construction [Member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 14,438,349	$ 16,207,343
Loans and Receivables, Percentage	7.70%	7.00%
Loan portfolio [member] | Food, beverage and tobacco
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 7,843,322	$ 10,734,796
Loans and Receivables, Percentage	4.20%	4.60%
Loan portfolio [member] | Other industrial and manufacturing products
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 7,006,245	$ 9,011,548
Loans and Receivables, Percentage	3.70%	3.90%
Loan portfolio [member] | Transportation and communications
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 6,567,477	$ 7,762,906
Loans and Receivables, Percentage	3.50%	3.40%
Loan portfolio [member] | Public services
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,672,379	$ 6,526,252
Loans and Receivables, Percentage	3.00%	2.80%
Loan portfolio [member] | Chemical production
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,422,364	$ 4,905,552
Loans and Receivables, Percentage	2.90%	2.10%
Loan portfolio [member] | Government
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 5,252,429	$ 4,496,895
Loans and Receivables, Percentage	2.80%	1.90%
Loan portfolio [member] | Agricultural
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 4,448,738	$ 5,831,197
Loans and Receivables, Percentage	2.40%	2.50%
Loan portfolio [member] | Trade and tourism
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 1,650,721	$ 2,697,992
Loans and Receivables, Percentage	0.90%	1.20%
Loan portfolio [member] | Mining products and oil
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 1,226,418	$ 1,003,516
Loans and Receivables, Percentage	0.60%	0.40%
Loan portfolio [member] | Other [member]
Disclosure of financial assets [line items]
Credit portfolio at amortized cost	$ 1,776,216	$ 2,441,855
Loans and Receivables, Percentage	0.90%	1.10%